Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	KEYSIGHT TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36334
Entity Tax Identification Number	46-4254555
Entity Address Address Line 1	1400 Fountaingrove Parkway
Entity Address City Or Town	Santa Rosa
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95403
City Area Code	800
Local Phone Number	829-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	KEYS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001601046
Amendment Flag	false